Subsequent Events (Narrative) (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended						0 Months Ended	3 Months Ended	0 Months Ended
	Mar. 08, 2013	Sep. 11, 2008	Feb. 02, 2005	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2011	Jan. 10, 2013 Subsequent Event	Mar. 22, 2013 Subsequent Event	Jan. 03, 2013 Subsequent Event iPMine Communication And Mine Safety System	Mar. 27, 2013 Subsequent Event iPMine Communication And Mine Safety System	Jan. 14, 2013 Subsequent Event iPTerra Technologies Inc
Shares Issued In Considderation For Business Acquisition, Shares													300,000
Business Acquisition Voting Interest Acquired														100.00%
Cash Consideration Paid In Acquisition															$ 5,500
Reverse Stock Split	1 for 50 reverse split of the issued and outstanding shares of common stock	one (1) for two thousand (2,000)	one (1) for three hundred (300)								One (1) for fifty (50)
Common Stock Shares Authorized Before Reverse Split											500,000,000
Common Stock Shares Authorized After the Reverse Split				750,000,000	750,000,000					750,000,000	750,000,000
Shares issued to settle debt, Shares												20,000,000
Shares issued to settle debt, Amount				$ 20,000	$ 522,000	$ 332,876	$ 485,805	$ 18,500	$ 67,759			$ 20,000